SUBSEQUENT EVENTS (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Cartwright, Gene
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Number of stock options granted | shares	400,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Faupel, Mark
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Number of stock options granted | shares	400,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Imhoff, John
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	36 months
Number of stock options granted | shares	50,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
James, Michael
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	36 months
Number of stock options granted | shares	50,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Clavijo, James
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	36 months
Number of stock options granted | shares	300,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Battle, Lisa
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	36 months
Number of stock options granted | shares	178,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Sufka, Melissa
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	36 months
Number of stock options granted | shares	178,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Waterstreet, Alesandra
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	36 months
Number of stock options granted | shares	178,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Sufka, Melissa (2)
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	18 months
Number of stock options granted | shares	66,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.483
Subsequent Event
Number of stock options granted | shares	1,800,000